Gains (Losses) on Financial Assets and Liabilities at Fair Value Through Profit or Loss, Net	12 Months Ended
Dec. 31, 2019
Interest income on financial assets designated at fair value through profit or loss [Abstract]
Gains (Losses) on Financial Assets and Liabilities at Fair Value Through Profit or Loss, Net
31.	Gains (losses) on financial assets and liabilities at fair value through profit or loss, net

	2019	2018	2017
Income from debt and equity instruments	9,694,614	2,198,590	6,594,115
Gain / (Loss) from foreign currency forward transactions	1,593,433	(455,624)	130,082
Gains from put options	685,000	—	—
Interest rate swaps	(511,014)	(1,564,762)	(15,108)

TOTAL	11,462,033	178,204	6,709,089